WesMark Funds

One Bank Plaza

Wheeling, West Virginia 56003-2824

May 1, 2026

Via EDGAR

U.S. Securities and Exchange Commission

Attn: Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE: WesMark Funds

Registration Statement on Form N-1A

1933 Act File No. 333-16157

1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information dated May 1, 2026, filed on behalf of WesMark Funds (the “Registrant”), that would have been filed pursuant to Rule 497(c) with respect to the WesMark Balanced Fund, WesMark Government Bond Fund, WesMark Large Company Fund, WesMark Small Company Fund, WesMark Tactical Opportunity Fund, and WesMark West Virginia Municipal Bond Fund, each a series of the Registrant, would not have differed from those filed in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically on April 27, 2026 (Accession No. 0001580642-26-002669).

If you have any questions concerning this filing, please contact the undersigned at (312) 248-8249.

Sincerely,

/s/ Gary Grasso

Gary Grasso

Secretary